Basis of Presentation and General Information, Charterer Concentration (Predecessor) (Details) - Robin Energy Ltd. Predecessor [Member] - Revenues [Member] - Customer Concentration [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Charterers [Member]
Charterer Concentration [Abstract]
Concentration risk percentage	100.00%	100.00%	100.00%
Charterer A [Member]
Charterer Concentration [Abstract]
Concentration risk percentage	100.00%	100.00%	100.00%